Average Annual Total Returns		12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	3.81%
LifeX Durable Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.78%	1.17%
Performance Inception Date	Jan. 17, 2024
LifeX Durable Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	(0.54%)
LifeX Durable Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	0.17%